Insurance business - Average Yield Curve (Details)	Dec. 31, 2024	Dec. 31, 2023
1 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.58%	5.37%
5 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.17%	4.15%
10 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.66%	4.79%
20 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.71%	4.72%
30 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.06%	4.19%